Share Capital - Preferred Shares Textual (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Nov. 24, 2020	Jun. 30, 2020	Jun. 01, 2020 CAD ($)	Mar. 31, 2020	Mar. 01, 2020 shares	Dec. 31, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Five Year Government of Canada Bond Yield [Member]			0.415		1.021
Series 5 Preferred Shares Tendered For Conversion | shares						40,800
Series 7 Shares Tendered for Conversion				$ 212,461
Preference shares [member]
Disclosure of classes of share capital [line items]
Dividend payables	$ 0						$ 0
Redeemable preferred shares, series 1 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	2.404%
Dividend yield, term	5 years
Dividend yield, term two	5 years
Dividend yield, quarterly	2.404%
Redeemable preferred shares, series 2 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, term	5 years
Dividend yield, term two	3 months
Conversion conditions, term	5 years
Redeemable preferred shares, series 3 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	4.689%
Dividend yield, term two	5 years
Dividend yield, quarterly	4.689%
Redeemable preferred shares, series 4 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, term two	5 years
Government of Canada Bond | Redeemable preferred shares, series 1 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	1.73%
Debt instrument, term	5 years
Dividend rate, basis spread on variable rate	1.73%
Government of Canada Bond | Redeemable preferred shares, series 3 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.13%
Debt instrument, term	5 years
Dividend rate, basis spread on variable rate	3.13%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 2 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	188.70%	1.73%
Dividend rate, basis spread on variable rate	188.70%	1.73%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 4 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.13%
Dividend rate, basis spread on variable rate	3.13%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 5 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate					357.00%
Dividend rate, basis spread on variable rate					357.00%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 7 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate			352.00%
Dividend rate, basis spread on variable rate			352.00%